Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2010 Share Option Plan (2004) [Member]	Oct. 15, 2008 Share Option Plan (2004) [Member]	Dec. 31, 2012 Share Option Plan (2004) [Member]	Dec. 31, 2012 Initial Reserve [Member] Share Option Plan (2004) [Member]	Oct. 15, 2008 $3.82 [Member] Share Option Plan (2004) [Member]	Dec. 21, 2010 $18.82 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2012 $18.82 [Member] Share Option Plan (2004) [Member]	Sep. 13, 2012 $15.28 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2012 $15.28 [Member] Share Option Plan (2004) [Member]
Shares authorized						582,750	282,750
Option expiration term						10 years
Additional shares authorized						500,000
Number of shares received for each option exercised	1
Gains on award, tax rate	25.00%
Options granted				137,500	200,000						240,000
Exercise price of options	$ 15.28		$ 18.82					$ 3.82	$ 18.82		$ 15.28
Expiration date								Oct. 15, 2016	Dec. 21, 2018		Sep. 13, 2020
Closing price to determine expiration date								$ 1.91	$ 9.41		$ 7.64
Percentage of options that vest and become exercisable on the second anniversary of the grant date								50.00%	50.00%		50.00%
Percentage of options that vest and become exercisable on the third anniversary of the grant date								50.00%	50.00%		50.00%
Aggregate intrinsic value of options outstanding	$ 1,199	$ 1,718
Aggregate intrinsic value of options exercisable	566	1,718
Total intrinsic value of options exercised	1,191	609
Intrinsic value of options at the date of grant	$ 0.00	$ 0.00	$ 0.00
Expense related to grant	544	437	231							389		155
Unrecognized compensation costs										$ 149		$ 1,084
Weighted average period for grant to be recognized										11 months 23 days		2 years 2 months 16 days